Summitry Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)
COMMON STOCKS — 99.45% Shares Fair Value
Communications — 20.48%
Alphabet, Inc., Class A
(a)
25,559 $ 4,160,494
Meta Platforms, Inc., Class A 9,037 3,887,446
Netflix, Inc.
(a)
3,402 1,873,277
Universal Music Group NV - ADR 151,840 2,225,975
Walt Disney Co. (The) 19,333 2,147,896
14,295,088
Consumer Discretionary — 22.09%
Amazon.com, Inc.
(a)
21,203 3,710,525
CarMax, Inc.
(a)
35,318 2,400,564
Lowe's Companies, Inc. 11,159 2,544,141
Ross Stores, Inc. 16,006 2,073,577
Starbucks Corp. 16,445 1,455,218
Ulta Beauty, Inc.
(a)
7,992 3,235,482
15,419,507
Financials — 13.70%
Berkshire Hathaway, Inc., Class B
(a)
6,403 2,540,262
Charles Schwab Corp. (The) 39,800 2,943,211
Moody's Corp. 5,218 1,932,382
Wells Fargo & Co. 36,142 2,143,943
9,559,798
Health Care — 5.95%
Agilent Technologies, Inc. 21,129 2,895,518
Medtronic PLC 15,630 1,254,151
4,149,669
Industrials — 2.29%
Carrier Global Corp. 25,961 1,596,342
Technology — 34.94%
Fiserv, Inc.
(a)
25,737 3,929,267
Mastercard, Inc., Class A 7,019 3,166,973
Microsoft Corp. 5,130 1,997,263
Nintendo Co. Ltd. - ADR 170,175 2,072,732
Salesforce.com, Inc. 8,083 2,173,842
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 34,117 4,685,629
Visa, Inc., Class A 13,207 3,547,532
Zebra Technologies Corp., Class A
(a)
8,960 2,818,458
24,391,696
Total Common Stocks (Cost $44,554,901) 69,412,100

Summitry Equity Fund
Schedule of Investments (continued)
April 30, 2024 (Unaudited)
COMMON STOCKS — 99.45% - (continued) Shares Fair Value
MONEY MARKET FUNDS - 0.60%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.24%
(b)
420,054 $ 420,054
Total Money Market Funds (Cost $420,054) 420,054
Total Investments — 100.05% (Cost $44,974,955) 69,832,154
Liabilities in Excess of Other Assets — (0.05)% (34,166)
NET ASSETS — 100.00% $ 69,797,988
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2024.
ADR - American Depositary Receipt